PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consists of the following at December 31:

	2018	2017
Office equipment	$332,932	251,415
Accumulated depreciation	(140,867)	(96,869)
Property and equipment, net	$192,065	154,546